Document and Entity Information Document	May 26, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 26, 2021
Entity Registrant Name	Exxon Mobil Corporation
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	5959 Las Colinas Boulevard
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039-2298
City Area Code	972
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034088
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Exxon Mobil Corporation (the “Company” or “ExxonMobil”) as an amendment (the “Amendment”) to the Current Report on Form 8-K that the Company filed with the SEC on June 2, 2021 to announce the preliminary results of the Company’s Annual Meeting of Shareholders held on May 26, 2021. This Amendment is being filed to disclose the final, certified voting results received from the independent inspector of election (the “Inspector of Election”) for the Annual Meeting.
Common Stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
0.142% Notes due 2024
Entity Information [Line Items]
Title of 12(b) Security	0.142% Notes due 2024
Trading Symbol	XOM24B
Security Exchange Name	NYSE
0.524% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
0.835% Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
1.408% Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE